INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENTS
Balance at December 31, 2023	$189,403
Change in fair value	(9,676)
Balance at June 30, 2024	$179,727

SCHEDULE OF FAIR VALUE OF INVESTMENT	Fair value of investments is comprised of:
Public company shares	$42,857
Private company shares	136,780
Balance at June 30, 2024	$179,727